MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                                                February 5, 2008



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk

100 F Street, N.E.
Washington, D.C. 20549

Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)
         --------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I certify that the forms of prospectuses for The Boston Company Large Cap Core Fund, The Boston Company Small Cap Value Fund, The Boston Company Small Cap Value Fund II, The Boston Company Small Cap Growth Fund, The Boston Company Small/Mid Cap Growth Fund, The Boston Company Small Cap Tax-Sensitive Equity Fund, The Boston Company Emerging Markets Core Equity Fund, The Boston Company International Core Equity Fund, The Boston Company International Small Cap Fund; Mellon Capital Large Cap Growth Fund (formerly Mellon Equity Large Cap Growth Fund), Mellon Capital Micro Cap Fund (formerly Mellon Equity Micro Cap Fund; Newton International Equity Fund - Class I shares; and Standish Mellon Intermediate Tax Exempt Bond Fund (each prospectus dated February 1, 2008), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 130 (amendment No. 134 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-08-000129). Post-Effective Amendment No. 130 was filed electronically with the Securities and Exchange Commission on January 29, 2008 and effective on February 1, 2008 pursuant to Rule 485(b) under the 1933 Act. Each fund is a series of the Trust.

     If you have any questions or comments concerning this filing, please contact me at (617) 248-6227 or Christopher P. Harvey, Esq., counsel to the Trust, at (617) 526-6532.

                                    Very truly yours,
                                    Mellon Institutional Funds Investment Trust

                                    /s/ DENISE B. KNEELAND
                                    ----------------------
                                    Denise B. Kneeland
                                    Assistant Vice President and Secretary